Pay vs Performance Disclosure Pure in Millions		2 Months Ended	9 Months Ended	12 Months Ended					36 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Oct. 16, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

									Value of
							Average		Initial Fixed
							Summary	Average	$100 Investment
	Summary	Summary	Summary				Compensation	Compensation	Based On:
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Table	Actually		Peer
	Table	Table	Table	Actually	Actually	Actually	Total	Paid		Group
	Total	Total	Total	Paid	Paid	Paid	for	to	Total	Total	Net	Adjusted
	for	for	for	to	to	to	Non-PEO	Non-PEO	Stockholder	Stockholder	Income	EBITDA
Year	PEO 1(1)	PEO 2(1)	PEO 3(1)	PEO 1(2)	PEO 2(2)	PEO 3(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(millions)(7)	(millions)(8)
2025	N/A	N/A	$3,011,823	N/A	N/A	$8,298,822	$1,219,363	$3,071,413	$246	$117	$58,165	$119,522
2024	N/A	N/A	$3,025,948	N/A	N/A	$8,177,533	$1,065,421	$2,966,693	$137	$140	$39,809	$104,459
2023	N/A	N/A	$2,994,622	N/A	N/A	$3,422,628	$1,218,926	$1,630,288	$60	$139	$38,462	$93,252
2022	$622,624	$3,343,124	$1,303,265	$(1,461,685)	$3,305,869	$397,219	$825,334	$357,128	$49	$120	$11,641	$94,062
2021	$2,216,881	N/A	N/A	$1,174,780	N/A	N/A	$938,847	$901,977	$85	$129	$52,059	$102,664

(1)

The dollar amounts reported in this column are the amounts of total compensation reported for our principal executive officer(s) (PEOs) serving during the applicable fiscal year. During 2021, our only principal executive officer was Mr. Wexler (referred to as PEO 1 in the table above). During 2022, Mr. Wexler served as our PEO from January 1 to January 11, Mr. Efremov served as our PEO from January 11 to October 16 (and is referred to as PEO 2 in the table above) and Mr. Purdy served as our PEO from October 17 to December 31, 2022 (and is referred to as PEO 3 in the table above). During 2023, 2024, and 2025, our only PEO was Mr. Purdy (PEO 3).

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO(s) during the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:

Adjustment To PEO Compensation, Footnote

	Reported
	Summary
	Compensation	Reported		Compensation
	Table Total	Value of	Equity	Actually
	for PEO 3	Equity	Award	Paid
Year	(Purdy)	Awards(a)	Adjustments(b)	to PEO 3 (Purdy)
2025	$3,011,823	$(1,500,001)	$6,787,000	$8,298,822
2024	$3,025,948	$(1,499,998)	$6,651,583	$8,177,533
2023	$2,994,622	$(1,499,984)	$1,927,990	$3,422,628
2022	$1,303,265	$(275,060)	$(630,986)	$397,219

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

						Value of
					Fair Value at	Dividends or
					the End of	other
				Year over	the Prior	Earnings Paid
		Year over	Fair Value as	Year Change in	Year of	on Stock or
		Year Change	of Vesting	Fair Value	Equity	Option
		in Fair Value	Date of	of Equity	Awards that	Awards not
		of	Equity	Awards	Failed to	Otherwise
	Year End	Outstanding	Awards	Granted in	Meet	Reflected in	Total
	Fair Value	and Unvested	Granted and	Prior Years	Vesting	Fair Value or	Equity
	of Equity	Equity	Vested in the	that Vested	Conditions	Total	Award
Year	Awards	Awards	Year	in the Year	in the Year	Compensation	Adjustments
2025 (PEO 3)	$2,311,630	$4,107,915	$—	$390,530	$(43,633)	$20,558	$6,787,000
2024 (PEO 3)	$3,399,316	$2,399,086	$—	$870,848	$(27,057)	$9,390	$6,651,583
2023 (PEO 3)	$1,775,679	$138,558	$—	$46,900	$(43,260)	$10,113	$1,927,990
2022 (PEO 3)	$201,270	$(771,739)	$—	$(29,422)	$(38,316)	$7,221	$(630,986)
2022 (PEO 2)	$189,659	$—	$233,346	$(15,299)	$—	$264	$407,971
2022 (PEO 1)	$150,329	$(1,832,330)	$—	$(92,680)	$(120,677)	$22,746	$(1,872,612)
2021 (PEO 1)	$587,601	$(867,384)	$—	$—	$—	$—	$(279,783)

(3)

The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 Ms. Cushman, Mr. Glazek, Mr. Flynn, and Ms. Frein , (ii) for 2024, Ms. Cushman, Mr. Glazek, Mr. Flynn, Ms. Frein and Mr. Luis Reformina (our former SVP and Chief Financial Officer); (iii) for 2023, Mr. Reformina, Ms. Cushman and Mr. Glazek; (iv) for 2022, Mr. Reformina and Ms. Cushman; and (v) for 2021, Mr. Purdy, Mr. Reformina, Ms. Cushman, and Mr. Robert Lavan (our former SVP and Chief Financial Officer).

(4)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs (which individuals are described in footnote 3 above) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Non-PEO NEO Average Total Compensation Amount				$ 1,219,363	$ 1,065,421	$ 1,218,926	$ 825,334	$ 938,847
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,071,413	2,966,693	1,630,288	357,128	901,977
Adjustment to Non-PEO NEO Compensation Footnote
	Average
	Reported
	Summary
	Compensation	Average		Average
	Table Total for	Reported		Compensation
	Non-PEO	Value of Equity	Average Equity	Actually Paid
Year	NEOs	Awards	Award Adjustments(a)	to Non-PEO NEOs
2025	$1,219,363	$(779,592)	$2,631,642	$3,071,413
2024	$1,065,421	$(623,650)	$2,524,922	$2,966,693
2023	$1,218,926	$(877,361)	$1,288,723	$1,630,288
2022	$825,334	$(198,450)	$(269,756)	$357,128
2021	$938,847	$(433,549)	$396,679	$901,977

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

						Average
						Value of
						Dividends or
				Year over	Average Fair	other
				Year Average	Value at the	Earnings Paid
		Year over	Average Fair	Change in	End of the	on Stock or
		Year Average	Value as of	Fair Value	Prior Year	Option
		Change in	Vesting Date	of Equity	of Equity	Awards not
	Average	Fair Value of	of Equity	Awards	Awards that	Otherwise	Total
	Year End	Outstanding	Awards	Granted in	Failed to	Reflected in	Average
	Fair Value	and Unvested	Granted and	Prior Years	Meet	Fair Value or	Equity
	of Equity	Equity	Vested in the	that Vested	Vesting	Total	Award
Year	Awards	Awards	Year	in the Year	Conditions in the Year	Compensation	Adjustments
2025	$1,220,503	$1,291,844	$—	$128,173	$(15,596)	$6,718	$2,631,642
2024	$1,232,098	$410,440	$548,389	$486,074	$(153,267)	$1,188	$2,524,922
2023	$770,027	$64,848	$451,936	$6,514	$(6,006)	$1,403	$1,288,723
2022	$143,895	$(398,522)	$—	$(7,355)	$(9,579)	$1,805	$(269,756)
2021	$310,579	$(175,275)	$32,704	$288,671	$—	$—	$396,679

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: 50% S&P Small Cap 600 Consumer Staples Index and 50% Russell 3000 Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)

Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges.

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid and Total Stockholder Return
Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid and Adjusted EBITDA
Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Operating Income

•	Adjusted EBITDA

•	Return on Invested Capital

Total Shareholder Return Amount				$ 246	137	60	49	85
Peer Group Total Shareholder Return Amount				117	140	139	12	129
Net Income (Loss)				$ 58,165,000,000	$ 39,809,000,000	$ 38,462,000,000	$ 11,641,000,000	$ 52,059,000,000
Company Selected Measure Amount				119,522	104,459	93,252	94,062	102,664
PEO Name	Mr. Wexler	Mr. Purdy	Mr. Efremov					Mr. Wexler	Mr. Purdy
Measure:: 1
Pay vs Performance Disclosure
Name				Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name				Return on Invested Capital
Mr. Purdy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,011,823	$ 3,025,948	$ 2,994,622	$ 1,303,265
PEO Actually Paid Compensation Amount				8,298,822	8,177,533	3,422,628	397,219
Mr. Wexler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							622,624	$ 2,216,881
PEO Actually Paid Compensation Amount							(1,461,685)	1,174,780
Mr. Efremov [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							3,343,124
PEO Actually Paid Compensation Amount							3,305,869
PEO | Mr. Purdy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,787,000	6,651,583	1,927,990	(630,986)
PEO | Mr. Purdy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,311,630	3,399,316	1,775,679	201,270
PEO | Mr. Purdy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(150,000)	(1,499,998)	(1,499,984)	(275,060)
PEO | Mr. Purdy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,107,915	2,399,086	138,558	(771,739)
PEO | Mr. Purdy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Mr. Purdy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				390,530	870,848	46,900	(29,422)
PEO | Mr. Purdy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(43,633)	(27,057)	(43,260)	(38,316)
PEO | Mr. Purdy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				20,558	9,390	10,113	7,221
PEO | Mr. Wexler [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,872,612)	(279,783)
PEO | Mr. Wexler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							150,329	587,601
PEO | Mr. Wexler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,832,330)	(867,384)
PEO | Mr. Wexler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0
PEO | Mr. Wexler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(92,680)	0
PEO | Mr. Wexler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(120,677)	0
PEO | Mr. Wexler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							22,746	0
PEO | Mr. Efremov [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							407,971
PEO | Mr. Efremov [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							189,659
PEO | Mr. Efremov [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Efremov [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							233,346
PEO | Mr. Efremov [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(15,299)
PEO | Mr. Efremov [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Efremov [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							264
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,631,642	2,524,922	1,288,723	(269,756)	396,679
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,220,503	1,232,098	770,027	143,895	310,579
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(779,592)	(623,650)	(877,361)	(198,450)	(433,549)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,291,844	410,440	64,848	(398,522)	(175,275)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	548,389	451,936	0	32,704
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				128,173	486,074	6,514	(7,355)	288,671
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(15,596)	(153,267)	(6,006)	(9,579)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 6,718	$ 1,188	$ 1,403	$ 1,805	$ 0